SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)		6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CADV Ventures S.A [Member]
(Loss) income before income tax expense						$ 110,132	$ (502,769)
Statutory income tax rate, percentage						19.00%	19.00%
Income tax at Poland statutory income tax rate						$ 20,925	$ (95,526)
Tax effect of non-deductible items						1,160	14
Tax effect of waived interest payable to related parties						13,764
Tax effect of non-deductible offering expenses						19,000
Change in valuation allowance of deferred tax assets						(54,849)	95,512
Income tax expenses
Effective income tax rate						0.00%	0.00%
Tax effect of non-deductible IPO expenses						$ (19,000)
Kukugan Invest [Member]
(Loss) income before income tax expense	$ (333)		$ (105,668)		$ 190,748
Statutory income tax rate, percentage	19.00%		19.00%		19.00%
Income tax at Poland statutory income tax rate	$ (63)		$ (20,077)		$ 36,242
Tax effect of non-deductible items			386		60
Tax effect of non-deductible offering expenses			(28,135)
Change in valuation allowance of deferred tax assets	63		(8,445)		(36,302)
Income tax expenses
Effective income tax rate	0.00%		0.00%		0.00%
Predecessor	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor
(Loss) income before income tax expense, percentage	100.00%		100.00%		100.00%
Income tax at Poland statutory income tax rate, percentage	19.00%		19.00%		19.00%
Tax effect of non-deductible items, percentage			0.40%		0.03%
Tax effect of non-deductible IPO expenses			$ 28,135
Tax effect of non-deductible IPO expenses, percentage			26.60%
Change in valuation allowance of deferred tax assets, percentage	19.00%		(8.00%)		19.00%